Business Acquisitions - Additional Information (Details) - Donde Fashion Inc.	Jul. 20, 2021 USD ($)
Business Acquisition [Line Items]
Percentage of company acquired	100.00%
Purchase price	$ 50,687,000
Goodwill recognized expected to be deductible for income tax purposes	0
Acquired technology
Business Acquisition [Line Items]
Internal software development costs	$ 24,000,000
Acquired intangibles, amortization period (in years)	3 years